STATEMENTS OF CASH FLOWS	9 Months Ended
Dec. 31, 2020 USD ($)
Cash Flows from Operating Activities:
Net loss	$ (9,188,357)
Adjustments to reconcile net loss to net cash used in operating activities:
Interest earned on marketable securities held in Trust Account	(91,362)
Change in fair value of warrant liability	7,487,000
Offering costs related to allocation to warrant liability	667,259
Payment of formation costs through promissory note - related party	1,548
Changes in operating assets and liabilities:
Prepaid expenses	(343,839)
Accounts payable and accrued expenses	859,811
Net cash used in operating activities	(607,940)
Cash Flows from Investing Activities:
Investment of cash in Trust Account	(230,000,000)
Net cash used in investing activities	(230,000,000)
Cash Flows from Financing Activities:
Proceeds from issuance of Class B ordinary shares to the Sponsor	25,000
Proceeds from sale of Units, net of underwriting discounts paid	225,400,000
Proceeds from sale of Private Placement Warrants	6,600,000
Proceeds of promissory note - related party	62,558
Repayment of promissory note - related party	(186,760)
Payments of offering costs	(500,442)
Net cash provided by financing activities	231,400,356
Net Change in Cash	792,416
Cash - Ending	792,416
Non-Cash Investing and Financing Activities:
Initial classification of ordinary shares subject to possible redemption	200,344,480
Change in value of Class A ordinary shares subject to possible redemption	(9,544,360)
Initial classification of warrant liability	18,002,000
Deferred underwriting fee payable	8,050,000
Payment of offering costs through promissory note - related party	$ 122,654